Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	[1]	$ 6,959	$ 6,464	$ 6,614
Defined contribution plan	[1]	114	97	94
Other benefits	[1]	54	16	17
Share-based compensation expense	[1]	$ 17,167	$ 14,957	$ 17,677

[1]	Defined benefit plan related costs are not disclosed as these are determined for the Company as a whole.